Financial Instruments (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Issued pursuant to Restricted Share Unit ("RSU") Plan (Note 6) (in shares)
Possible effect of 1% change in interest rates on net income (loss)	$ 53,000	$ 34,000
Current Assets	7,057,447	4,135,316
Current liabilities	13,831,089	14,531,286
Working capital deficiency	6,773,642	$ 10,395,970
Possible effect of 10% change in exchange rate on the statements of comprehensive loss	$ 818,000